Trade Receivables and Unbilled Revenue, Net - Summary of Trade Receivables and Unbilled Revenue (Detail) - USD ($) $ in Thousands		Mar. 31, 2023	Mar. 31, 2022
Trade and other receivables [abstract]
Trade receivables and unbilled revenue	[1]	$ 214,837	$ 189,952
Less: Allowances for ECL		(1,945)	(2,398)
Total		$ 212,892	$ 187,554

[1]	As at March 31, 2023 and March 31, 2022 unbilled revenue includes contract assets amounting to $593 and $246, respectively.